Expense Example - Dodge & Cox Emerging Markets Stock Fund - Dodge & Cox Emerging Markets Stock Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 366